Subscription warrants - indemnification - Additional information (Detail) - BRL (R$) R$ in Thousands	Jan. 31, 2014	Dec. 31, 2022	Aug. 03, 2022	Feb. 23, 2022	Dec. 31, 2021	Aug. 11, 2021	Feb. 24, 2021
Disclosure of non-adjusting events after reporting period [line items]
Subscription warrants shares issued	7
Maximum number of shares to be issued - subscription warrants	6,411,244
Rights outstanding			21,472	43,925		31,032	70,939
Number of shares canceled and not issued which linked to subscription warrants – indemnification	656,121
Subscription warrants, shares		3,392,234
Subscription warrants - indemnification		R$ 42,776			R$ 51,296
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Rights outstanding		2,472,210